Long-Term Loan	3 Months Ended
Mar. 31, 2020
Long-term Loan [Abstract]
Long-term Loan

NOTE 9 - Long-term Loan

The Company has a car loan credit line of NT$1,500,000 (approximately US$48,371), which matures on May 21, 2024, from a Taiwan financing company with annual interest rate of 9.7%. The installment payment plan is 60 months to pay off the balance on the 21st of each month. Future installment payments as of March 31, 2020 and December 31, 2019 are as follows:

Twelve months ending March 31,
2021	$12,555
2022	12,555
2023	12,555
2024	12,555
2025	2,092
Total installment payments	52,312
Less: Imputed interest	(9,423)
Present value of long-term loan	42,889
Current portion	(8,774)
Non-current portion	$34,115

Twelve months ending December 31,
2020	$12,698
2021	12,698
2022	12,698
2023	12,698
2024	5,292
Total installment payments	56,084
Less: Imputed interest	(10,615)
Present value of long-term loan	45,469
Current portion	(8,666)
Non-current portion	$36,803